The components of the notes payable (TABLE)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
The components of the notes payable
The components of the notes payable

The components of the notes payable, including the note payable to related party, at September 30, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	1,245,344	(77,157)	1,168,187
Notes payable – related party	30,000	(4,438)	25,562
	$1,275,344	$(81,595)	$1,193,749

The components of the notes payable at September 30, 2014 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$650,000	$(158,559)	$491,441

The components of the notes payable.

The components of the notes payable, including the note payable to a related party, at December 31, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net
CURRENT NOTES PAYABLE:
Notes payable	972,903	(1,369)	971,534
Notes payable – related party	30,000	(1,354)	28,646
	$1,002,903	$(2,723)	$1,000,180

LONG-TERM CONVERTIBLE NOTE PAYABLE:
Note payable	$114,400	$(113,018)	$1,382

The components of the notes payable, including the note payable to a related party, at September 30, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net
CURRENT NOTES PAYABLE:
Notes payable	1,245,344	(77,157)	1,168,187
Notes payable – related party	30,000	(4,438)	25,562
	$1,275,344	$(81,595)	$1,193,749